Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Interest income
Loans	[1]	$ 5,648	$ 5,712	$ 6,420	$ 17,408	$ 20,873
Securities	[1]	354	390	460	1,124	1,577
Securities purchased under resale agreements and securities borrowed	[1]	49	41	57	133	235
Deposits with financial institutions	[1]	50	44	49	135	375
Interest income	[1]	6,101	6,187	6,986	18,800	23,060
Interest expense
Deposits		1,540	1,619	2,425	4,952	8,676
Subordinated debentures		43	44	53	134	190
Other		301	348	255	970	1,132
Interest expenses		1,884	2,011	2,733	6,056	9,998
Net interest income		4,217	4,176	4,253	12,744	13,062
Non-interest income
Card revenues		177	181	164	562	608
Banking services fees		400	399	337	1,184	1,164
Credit fees		382	377	333	1,117	1,003
Mutual funds		580	548	486	1,789	1,439
Brokerage fees		263	259	225	774	677
Investment management and trust		252	245	225	743	708
Underwriting and other advisory		198	216	202	580	538
Non-trading foreign exchange		194	210	170	608	539
Trading revenues		478	525	736	1,624	1,913
Net gain on sale of investment securities		80	137	145	336	425
Net income from investments in associated corporations		73	113	42	243	193
Insurance underwriting income, net of claims		83	100	113	296	377
Other fees and commissions		171	189	158	524	537
Other		209	61	145	441	648
Total non-interest income		3,540	3,560	3,481	10,821	10,769
Total revenue		7,757	7,736	7,734	23,565	23,831
Provision for credit losses		380	496	2,181	1,640	4,953
Profit from operating activity		7,377	7,240	5,553	21,925	18,878
Non-interest expenses
Salaries and employee benefits		2,131	2,128	2,066	6,487	6,553
Premises and technology		597	581	601	1,753	1,801
Depreciation and amortization		373	375	377	1,128	1,139
Communications		86	94	105	276	325
Advertising and business development		93	94	98	278	349
Professional		211	179	181	547	569
Business and capital taxes		122	126	130	391	394
Other		484	465	460	1,487	1,669
Total non-interest expenses		4,097	4,042	4,018	12,347	12,799
Income before taxes		3,280	3,198	1,535	9,578	6,079
Income tax expense		738	742	231	2,182	1,125
Net income		2,542	2,456	1,304	7,396	4,954
Net income attributable to non-controlling interests in subsidiaries		81	90	(51)	261	3
Net income attributable to equity holders of the Bank		2,461	2,366	1,355	7,135	4,951
Preferred shareholders and other equity instrument holders		35	77	23	155	114
Common shareholders		$ 2,426	$ 2,289	$ 1,332	$ 6,980	$ 4,837
Earnings per common share (in dollars)
Basic	[2]	$ 2.00	$ 1.89	$ 1.10	$ 5.75	$ 3.99
Diluted	[2]	1.99	1.88	1.04	5.73	3.88
Dividends paid per common share (in dollars)		$ 0.90	$ 0.90	$ 0.90	$ 2.70	$ 2.70

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $5,989 for the three months ended July 31, 2021 (April 30, 2021 – $6,078; July 31, 2020 – $6,839) and for the nine months ended July 31, 2021 – $18,467 (July 31, 2020 – $22,663).
[2]	Earnings per share calculations are based on full dollar and share amounts.